Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 7: Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31 (in thousands):

	2020	2019
Salaries and benefits	$1,687	$1,002
Accrued earn out obligation related to acquisition	-	500
Sales tax payable	519	269
Professional fees	294	149
Vendor purchases	72	140
Customer deposits	54	137
Other	181	25
Total accrued expenses and other current liabilities	$2,807	$2,222